Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Residual value (as a percentage)	5.00%
Software
Property and Equipment, net
Estimated useful lives	10 years
Transportation equipment
Property and Equipment, net
Estimated useful lives	4 years
Leasehold improvements
Property and Equipment, net
Estimated useful lives	5 years
Minimum | Electronic equipment
Property and Equipment, net
Estimated useful lives	3
Minimum | Office equipment
Property and Equipment, net
Estimated useful lives	3
Maximum | Electronic equipment
Property and Equipment, net
Estimated useful lives	5
Maximum | Office equipment
Property and Equipment, net
Estimated useful lives	5